Schedule of cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash and Cash Equivalents [Abstract]
Cash		¥ 221,233	¥ 313,604
Money market funds		428	8,648
Ending balance	$ 31,697	¥ 221,661	¥ 322,252	¥ 585,171